Contents of Significant Accounts - Summary of Derecognized Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Assets
Cash and cash equivalents	$ 95,492,477	$ 3,192,661	$ 83,661,739	$ 2,797,116	$ 81,674,572	$ 57,578,981
Inventories	21,714,802	726,005	18,203,119
Property, plant and equipment	150,374,096	5,027,553	172,846,595
Others	596,088	19,929	4,261,064
Total assets	366,261,693	12,245,459	362,597,229
Liabilities
Short-term loans	(12,015,206)	(401,712)	(13,103,808)
Payables	(15,325,954)	(512,402)	(12,549,873)
Current portion of long-term liabilities	(24,795,600)	(829,007)	(5,121,396)
Long-term loans	(29,200,299)	(976,272)	(28,204,054)
Others	(30,118,734)	(1,006,978)	(34,340,307)
Liabilities	$ (163,347,778)	$ (5,461,310)	(158,199,746)
UNISTARS CORP. [member]
Assets
Cash and cash equivalents			14,430
Notes and accounts receivable			18,239
Inventories			46,717
Property, plant and equipment			45,515
Others			2,365
Total assets			127,266
Liabilities
Short-term loans			(34,313)
Payables			(29,309)
Current portion of long-term liabilities			(11,899)
Long-term loans			(5,502)
Others			(2,872)
Liabilities			(83,895)
Net assets of the subsidiary deconsolidated			$ 43,371